CONSOLIDATED STATEMENT OF FINANCIAL CONDITION (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable			$ 0
Accrued expenses and other current liabilities	$ 677,629	$ 836,552	897,098
Amounts due to related parties	30,866	0	0
Other non-current liabilities	0	0	29,540
Deferred tax liabilities	$ 0	$ 0	$ 0
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	2,978,278,329	2,108,869,528	1,476,208,670
Ordinary shares, shares outstanding	2,978,278,329	2,108,869,528	1,476,208,670
VIEs [Member]
Accrued expenses and other current liabilities	$ 104,350	$ 70,781	$ 0
Amounts due to related parties	30,866	0
Other non-current liabilities	0	0	0
Deferred tax liabilities	$ 0	$ 0	$ 0